Pension benefits Annual Pension Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Benefits earned during the year	$ 14.9	$ 11.2	$ 11.0
Interest cost on prior years' benefit obligation	6.3	4.5	5.6
Gross pension cost for the year	21.2	15.7	16.6
Expected return on plan assets	(4.7)	(4.6)	(5.4)
Administration charges	0.5	0.3	0.4
Net pension cost for the year	17.0	11.4	11.6
Social security cost	2.4	1.6	1.6
Amortization of actuarial gains/losses	1.5	0.4	(0.1)
Amortization of prior service cost	(0.4)	(1.9)	0
Amortization of net transition assets	0	(0.2)	0
Total net pension cost	$ 20.5	$ 11.3	$ 13.1